Subsequent events - Additional Information (Detail) ₨ in Thousands, $ in Thousands	Jun. 15, 2018 INR (₨)	Jun. 15, 2018 USD ($)	May 31, 2018 MW	Apr. 30, 2018 MW	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Subsequent Event [Line Items]
Additional borrowings under project level term loan					₨ 53,108,823	$ 815,678	₨ 32,697,568
Subsequent Event [Member]
Subsequent Event [Line Items]
Additional borrowings under bridge loan	₨ 4,690,000	$ 72,032
Subsequent Event [Member] | Uttar Pradesh [Member]
Subsequent Event [Line Items]
Capacity of solar power project				40
Subsequent Event [Member] | Andhra Pradesh [Member]
Subsequent Event [Line Items]
Capacity of solar power project			50
Term Loans [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Additional borrowings under project level term loan	₨ 228,800	$ 3,514